Income Taxes (Details 2) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (7,041,333)	$ (5,988,461)
Income tax credit computed at various statutory income tax rate (15% to 25%)	(440,899)	(1,035,381)
Reconciling items:
Tax incentive – R&D Credit	(69,940)	(144,047)
Income not subject to tax in China	(38,590)	(11,118)
Non-deductible expenses	549,429	311,425
Total provision for (benefit from) income tax		$ (879,121)